Taxation - Schedule of Taxes on items Recognized in other Comprehensive loss or Directly in Equity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Line Items]
Deferred tax expense (benefit) on actuarial gains (losses) on defined benefit plans	$ (17)	$ 12
Deferred tax expense (benefit) on share of other comprehensive income (loss) in equity method investments - may be subsequently reclassified to net earnings	35	(7)
Deferred tax expense (benefit) on share of other comprehensive income (loss) in equity method investments - will not be reclassified to net earnings	1	(2)
Employee benefits [member]
Disclosure Of Income Taxes [Line Items]
Deferred tax expense (benefit) on actuarial gains (losses) on defined benefit plans	17	(12)
Deferred and share-based compensation [member]
Disclosure Of Income Taxes [Line Items]
Deferred tax benefit on share-based payments	(3)	(8)
Current tax benefit on share-based payments	$ (11)	$ (20)